Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense [Abstract]
Federal	$ 17,136	$ 17,657	$ 15,662
State	2,933	3,195	2,399
Total current tax expense	20,069	20,852	18,061
Deferred tax (benefit) expense	4,114	(238)	(1,067)
Total income tax expense	24,183	20,614	16,994
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(8,478)	(7,335)
Difference in reporting the allowance for loan losses, net	12,424	12,369
Other income or expense not yet reported for tax purposes	420	1,907
Depreciable assets	(2,389)	(2,068)
Net deferred tax asset at end of year	1,977	4,873	4,635
Impact of ASU 2016-13, Current Expected Credit Loss (CECL)	1,218	0
Net deferred tax asset at beginning of year	4,873	4,635
Deferred tax expense (benefit)	4,114	(238)	$ (1,067)
Deferred tax assets, unrealized losses on available-for-sale securities	11,300	1
Deferred tax liabilities, unrecognized overfunded position in company's pension and postretirement benefit plans	$ 1,800	$ 4,200
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
Increase/(decrease) in taxes resulting from [Abstract]
State income tax, net of federal tax benefit	3.00%	3.20%	2.40%
Other items	0.30%	0.90%	1.10%
Effective income tax rate	24.30%	25.10%	24.50%
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2019
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2021
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2019
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2021